Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	$ 3,794	$ 4,560
Fair value of plan assets	3,722	4,510
Deficit	72	50
Effect of asset limit	48	37
Deficit and net defined benefit liability	120	87
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(441)	(600)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	561	687
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	466	584
Fair value of plan assets	523	587
Deficit	(57)	(3)
Effect of asset limit	0
Deficit and net defined benefit liability	(57)	(3)
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(168)	(154)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 111	$ 151